Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statement of Cash Flows [Abstract]
Net income	$ 214,895	$ 383,609
Impairment on real estate held for sale	57,820	139,000
Provision for losses on mortgage loans receivable	142,899	187,118
Provision for losses on bonds	100,000
Amortization of loan origination discounts	(15,425)	(24,141)
Amortization of deferred costs	87,791	91,239
Accounts receivable	(26,430)	30,159
Interest receivable	4,278	(3,852)
Prepaid expenses	(4,320)	(5,562)
Accounts payable	222,675	(30,037)
Management fee payable	(22,357)
Net cash provided by operating activities	761,826	767,533
Cash Flows from Investing Activities
Investment in mortgage loans	(40,922)
Proceeds from origination fees	14,700	28,789
Collections of mortgage loans	896,567	275,215
Investment in bonds	(31,046)
Proceeds from bonds	54,543	1,428,795
Net cash provided by investing activities	893,842	1,732,799
Cash Flows from Financing Activities
Payments on line of credit, net	(616,000)	(2,250,000)
Proceeds from secured investor certificates	925,000	1,299,000
Payments on secured investor certificate maturities	(189,000)	(440,000)
Payments for deferred costs	(87,541)	(127,979)
Stock exchanges and redemptions	(442,482)	(71,175)
Dividends paid	(621,185)	(705,727)
Net cash used for financing activities	(1,031,208)	(2,295,881)
Net Increase in Cash and Equivalents	624,460	204,451
Cash and Equivalents - Beginning	350,339	67,137
Cash and Equivalents - Ending	$ 974,799	$ 271,588